Net Earnings (Loss) per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income (loss) per common share:
Net Earnings (Loss) per Share

17. Net Earnings (Loss) per Share

Basic net earnings (loss) per common share are calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted net earnings per common share are calculated by dividing net income (loss) by the diluted weighted average number of common shares outstanding during the period. The diluted shares include the dilutive effect of stock-based awards based on the treasury stock method. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive.

The following table sets forth the computation of the Company’s basic and diluted net earnings (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Net income (loss)	$(6,342)	$(2,566)	$(23,657)	$2,145

Shares:
Basic weighted average common shares outstanding	1,366,842	1,136,291	1,346,264	978,018
Add: Effect of dilutive securities
Stock options and restricted stock units	-	-	-	2,233
Diluted weighted average common shares outstanding	1,366,842	1,136,291	1,346,264	980,251

Net earnings (loss) per share:
Basic	$(4.64)	$(2.26)	$(17.57)	$2.19
Diluted	$(4.64)	$(2.26)	$(17.57)	$2.19

The following table sets forth the securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

Nine Months Ended September 30,	2023	2022
Common stock warrants	459,856	459,856
Common stock options and RSUs	82,719	55,620
Unit Purchase Options	20,182	20,182

Common Stock warrants include Purchase Warrants, Inducement Warrants and warrants issued in the Initial Public Offering.

23. Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders is calculated as follows (in thousands, except share and per share amounts):

	For years ended December 31,
	2022	2021
Net loss	$(640)	$(37,713)
Weighted average common shares outstanding, basic and diluted	1,056,988	440,412
Net loss per share, basic and diluted	$(0.61)	$(85.63)

The following table sets forth securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

December 31,	2022	2021
Common stock warrants	459,856	217,477
Common stock options and RSUs	104,127	39,241
Unit Purchase Options	20,182	20,182